Submission	Aug. 11, 2026
Submission [Line Items]
Central Index Key	0001110803
Registrant Name	ILLUMINA, INC.
Registration File Number	333-281921
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES